Segment Information - Non-current Assets by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Noncurrent assets	$ 517,888	$ 501,430
CANADA
Disclosure of operating segments [line items]
Noncurrent assets	68,083	77,484
UNITED STATES
Disclosure of operating segments [line items]
Noncurrent assets	41,994	15,574
MEXICO
Disclosure of operating segments [line items]
Noncurrent assets	1,835	2,387
ARGENTINA
Disclosure of operating segments [line items]
Noncurrent assets	72,739	83,463
BRAZIL
Disclosure of operating segments [line items]
Noncurrent assets	69,057	73,014
ECUADOR
Disclosure of operating segments [line items]
Noncurrent assets	33,226	0
FRENCH GUIANA
Disclosure of operating segments [line items]
Noncurrent assets	5,160	5,154
CHILE
Disclosure of operating segments [line items]
Noncurrent assets	2,460	2,460
BURKINA FASO
Disclosure of operating segments [line items]
Noncurrent assets	49,688	57,015
SOUTH AFRICA
Disclosure of operating segments [line items]
Noncurrent assets	3,744	4,022
TURKEY
Disclosure of operating segments [line items]
Noncurrent assets	126,644	137,520
MONGOLIA
Disclosure of operating segments [line items]
Noncurrent assets	35,992	36,589
AUSTRALIA
Disclosure of operating segments [line items]
Noncurrent assets	3,661	2,535
OTHER
Disclosure of operating segments [line items]
Noncurrent assets	$ 3,605	$ 4,213